INVESTMENTS IN SECURITIES	12 Months Ended
Mar. 31, 2018
INVESTMENTS IN SECURITIES
INVESTMENTS IN SECURITIES

4.INVESTMENTS IN SECURITIES

Available-for-sale securities

Information regarding securities classified as available-for-sale securities as of March 31, 2017 and 2018, is as follows:

	Thousands of Yen
		Gross	Gross
		unrealized	unrealized
March 31, 2017	Cost	gain	loss	Fair value
Available-for-sale securities:
Equity securities	¥107,550	¥392,850	¥—	¥500,400

March 31, 2018
Available-for-sale securities:
Equity securities	¥107,550	¥741,150	¥—	¥848,700

Proceeds from the sale of available‑for‑sale securities were ¥100,000 thousand for the year ended March 31, 2017. Gross realized loss of ¥2,441 thousand was included in “Other income (expenses)  ” for the year ended March 31, 2017. There were no sales of available-for-sale-securities for the year ended March 31, 2018.